Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
At June 30, 2022 and December 31, 2021, intangible assets consist of:

	June 30, 2022	December 31, 2021	Useful Life
Tradename and trademark	$1,495,000	$1,546,000	Indefinite life
Customer list	3,208,000	3,486,000	10-16 years
Domain name and other intangible assets	634,000	714,000	5 years

	5,337,000	5,746,000
Accumulated amortization	(1,703,000)	(1,711,000)

Intangible assets, net	$3,634,000	$4,035,000

At December 31, 2021 and 2020 intangible assets consist of:

	December 31,
	2021	2020
Trade name and trademark	$1,546,000	$1,551,000
Customer list	3,488,000	3,441,000
Domain name and other intangible assets	713,000	690,000

	5,747,000	5,682,000
Accumulated depreciation and amortization	(1,712,000)	(1,292,000)

Intangible assets, net	$4,035,000	$4,390,000

Schedule of Estimated Amortization Expense
The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter.

2022 (remainder)	165,000
2023	323,000
2024	323,000
2025	323,000
2026	323,000
Thereafter	682,000

$2,139,000

The following table presents estimated amortization expense for each of the succeeding five calendar years and thereafter.

2022	$319,000
2023	319,000
2024	319,000
2025	319,000
2026	319,000
Thereafter	894,000

$2,489,000